Acquisitions (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Jan. 04, 2023	Oct. 26, 2022 USD ($)	Jul. 20, 2022
Acquisition [Line Items]
Consideration in excess of the book value (in Dollars)	$ 3,600,000
Purchase consideration (in Dollars)	2,842,173	¥ 392,673,800
Net liabilities acquired (in Dollars)	$ 740,000
All Seas Global Limited [Member]
Acquisition [Line Items]
Equity interests, percentage				60.00%	100.00%
Tokyo Lifestyle Limited [Member]
Acquisition [Line Items]
Equity interests, percentage			40.00%		100.00%
Reiwatakiya [Member]
Acquisition [Line Items]
Equity interests, percentage				60.00%
Net liabilities acquired (in Dollars)				$ 2,502